Fair Value Measurement (Details) - Schedule of assets and liabilities measured or disclosed at fair value - CNY (¥) ¥ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Short-term investments:
Available-for-sale	¥ 14,160	¥ 68,575
Available-for-sale
Total assets measured at fair value	14,160	68,575
Total assets measured at fair value in US$	2,055	10,615
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Short-term investments:
Available-for-sale
Available-for-sale
Total assets measured at fair value
Total assets measured at fair value in US$
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments:
Available-for-sale
Available-for-sale
Total assets measured at fair value
Total assets measured at fair value in US$
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$
Significant Unobservable Inputs (Level 3) [Member]
Short-term investments:
Available-for-sale	14,160	68,575
Available-for-sale
Total assets measured at fair value	14,160	68,575
Total assets measured at fair value in US$	2,055	10,615
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$